THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.1%
	COMMODITY - 1.0%
1,209	SPDR Gold Shares (a),(b)	$ 218,406

	FIXED INCOME - 72.1%
10,270	Blackrock Short Maturity Bond ETF	509,084
50,560	Invesco BulletShares 2022 Corporate Bond ETF	1,074,906
50,950	Invesco BulletShares 2023 Corporate Bond ETF	1,075,045
51,460	Invesco BulletShares 2024 Corporate Bond ETF	1,084,262
21,680	Invesco Ultra Short Duration ETF	1,080,314
10,290	iShares Short-Term National Muni Bond ETF (e)	1,076,334
20,800	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,075,776
10,730	PIMCO Enhanced Short Maturity Active ETF (e)	1,074,717
21,520	PIMCO Short Term Municipal Bond Active ETF (e)	1,075,570
35,250	SPDR Bloomberg Investment Grade Floating Rate ETF	1,074,772
22,740	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	1,076,284
35,690	SPDR Portfolio Short Term Corporate Bond ETF	1,075,340
16,960	SPDR SSgA Ultra Short-Term Bond ETF	678,909
46,220	VanEck Short High Yield Muni ETF	1,075,077
62,840	VanEck Short Muni ETF	1,074,878
13,830	Vanguard Short-Term Bond ETF	1,077,357
		16,258,625

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,825,332)	16,477,031

	SHORT-TERM INVESTMENTS — 22.0%
	MONEY MARKET FUNDS - 22.0%
2,043,466	Fidelity Government Portfolio, Institutional Class, 0.11% (c)	2,043,466
2,907,582	First American Government Obligations Fund, Class Z, 0.14% (b,c)	2,907,582
	TOTAL MONEY MARKET FUNDS (Cost $4,951,048)	4,951,048

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,951,048)	4,951,048

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Units				Fair Value
1,876,775	COLLATERAL FOR SECURITIES LOANED — 8.3% Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (c),(d) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,876,775)			$ 1,876,775

	TOTAL INVESTMENTS - 103.4% (Cost $23,653,155)			$ 23,304,854
	LIABIITIES IN EXCESS OF OTHER ASSETS – (3.4)%			(755,820)
	NET ASSETS - 100.0%			$ 22,549,034

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (f)
116	COMEX Gold 100 Troy Ounces Futures(b)	06/28/2022	$ 22,522,560	$ (242,660)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e) (f)	All or a portion of the security is on loan. Total loaned securities had a value of $1,838,878 at March 31, 2022. Amount subject to commodity risk exposure.